Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 623.1	$ 327.2
Equity securities	58.9	24.0
Deferred payment consideration (Note 7)	157.1	0.0
Amounts receivable (Note 8)	45.0	46.7
Inventories (Note 9)	225.4	232.8
Other current assets	26.0	17.9
Total Current Assets	1,135.5	648.6
Non-Current Assets
Mineral property, plant and equipment (Note 10)	4,957.5	4,618.0
Deferred income taxes (Note 18)	34.0	12.2
Inventories (Note 9)	84.9	25.3
Deferred payment consideration (Note 7)	142.0	0.0
Other non-current assets (Note 11)	30.7	32.0
Total Assets	6,384.6	5,336.1
Current Liabilities
Accounts payable and accrued liabilities (Note 12)	316.1	233.0
Derivative liabilities (Note 13)	128.0	9.1
Deferred revenue (Note 14)	50.0	116.6
Income taxes payable	53.6	50.5
Current portion of lease liabilities (Note 16)	11.8	15.2
Current portion of decommissioning liabilities (Note 17)	8.1	6.5
Total Current Liabilities	567.6	430.9
Non-Current Liabilities
Deferred income taxes (Note 18)	873.3	760.6
Derivative liabilities (Note 13)	129.1	140.0
Debt and financing obligations (Note 15)	200.0	250.0
Lease liabilities (Note 16)	11.2	21.4
Decommissioning liabilities (Note 17)	153.4	145.1
Other non-current liabilities	4.2	3.9
Total Liabilities	1,938.8	1,751.9
EQUITY
Share capital (Note 19)	4,140.6	4,138.5
Contributed surplus	87.7	89.3
Accumulated other comprehensive income (loss)	0.3	(37.4)
Retained earnings (deficit)	217.2	(606.2)
Total Equity	4,445.8	3,584.2
Total Liabilities and Equity	$ 6,384.6	$ 5,336.1